Summary of Deductible Temporary Differences Not Recognized (Details) - USD ($)	Sep. 30, 2021	Sep. 30, 2020
Non-capital losses	$ 9,341,488	$ 38,034
Marketable securities	759,068
Mineral and royalty interests
Other deferred tax assets	1,326	12
Deductible temporary differences not recognized	$ 10,101,882	$ 38,046